SEGMENT INFORMATION - Segment Revenue and Assets by Geography (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of geographical areas [line items]
Number of operating segments | segment	1
Revenue	€ 10,606	€ 12,017	€ 11,518
Non-current assets other than financial instruments and deferred tax assets	15,128	15,552
Spain/Portugal/Andorra
Disclosure of geographical areas [line items]
Revenue	2,173	2,784	2,670
Non-current assets other than financial instruments and deferred tax assets	6,696	6,797
Germany
Disclosure of geographical areas [line items]
Revenue	2,270	2,432	2,335
Non-current assets other than financial instruments and deferred tax assets	3,138	3,216
Great Britain
Disclosure of geographical areas [line items]
Revenue	2,203	2,412	2,280
Non-current assets other than financial instruments and deferred tax assets	2,432	2,587
France and Monaco
Disclosure of geographical areas [line items]
Revenue	1,709	1,897	1,775
Non-current assets other than financial instruments and deferred tax assets	920	922
Belgium/Luxembourg
Disclosure of geographical areas [line items]
Revenue	892	1,002	983
Non-current assets other than financial instruments and deferred tax assets	621	656
Netherlands
Disclosure of geographical areas [line items]
Revenue	529	602	580
Non-current assets other than financial instruments and deferred tax assets	441	457
Norway
Disclosure of geographical areas [line items]
Revenue	423	437	439
Non-current assets other than financial instruments and deferred tax assets	233	261
Sweden
Disclosure of geographical areas [line items]
Revenue	337	366	365
Non-current assets other than financial instruments and deferred tax assets	396	396
Iceland
Disclosure of geographical areas [line items]
Revenue	70	85	€ 91
Non-current assets other than financial instruments and deferred tax assets	31	36
Other unallocated
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	€ 220	€ 224